Convertible notes payable (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Convertible notes payable
Liability component on initial recognition	¥ 0		$ 7,415
Interest accrued	0	¥ 360
Notes converted to ADS	0	(517)
Exchange difference	0	6
Total	¥ 0	¥ 7,264